Summary of Significant Accounting Policies - Schedule of Estimated Useful Life and Residual Value of Property and Equipment Net (Details)	12 Months Ended
Dec. 31, 2017
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Residual value	5.00%
Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Residual value	5.00%
Minimum | Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	3
Minimum | Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	3
Minimum | Software
Property Plant And Equipment [Line Items]
Estimated useful life	1
Minimum | Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful life	shorter of remaining lease period or estimated useful life
Maximum | Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Maximum | Computer and Electronic Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	5 years
Maximum | Software
Property Plant And Equipment [Line Items]
Estimated useful life	5 years